Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2020 - $55))	$ 459	$ 1,190
Value added tax and income tax receivable	428	468
Other	23	23
Trade and other receivables	$ 910	$ 1,681